BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Property Plant and Equipment Estimated Useful Lives [Table Text Block]	Depreciation is computed on a straight-line basis over the following estimated useful lives:
Plant	20 years
Furniture and fixtures	5 years
Equipment	5-10 years
Automobiles	5 years

Gains and Losses From Foreign Currency Transactions [Table Text Block]
Gains and losses from foreign currency transactions are included in net income.

	December 31, 2012	December 31, 2011
Year ended RMB:USD Exchange Rate:	6.30110	6.36470
Average Yearly RMB:USD Exchange Rate:	6.30336	6.47351